GOODWILL AND OTHER INTANGIBLE ASSETS- Schedule of Future Amortization Expense (Details) - Galaxy Digital Holdings, LP $ in Thousands	Dec. 31, 2024 USD ($)
Finite-Lived Intangible Assets [Line Items]
Future amortization expense, year one	$ 16,708
Future amortization expense, year two	8,549
Future amortization expense, year three	5,624
2028	4,306
2029 and beyond	403
Total future amortization expense	$ 35,590